Intangible Assets (Details) - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Gross Intangible Assets	$ 407,567		$ 433,167	$ 421,489
Less: accumulated amortization	(284,875)		(266,190)	(219,234)
Impairment of intangible assets	(41,045)		(41,045)
Net intangible assets	81,647		125,932	161,210
Amortization of Intangible Assets	(31,831)	$ (32,926)	(41,045)	(41,045)
License [Member]
Gross Intangible Assets	200,000		200,000	200,000
Mobile Application [Member]
Gross Intangible Assets	$ 207,567		$ 233,167	$ 221,489